Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Noncontrolling Interests [Abstract]
Schedule of Amounts Attributable to Non-Controlling Interests

	Initial interest rate		30 June 2022	31 December 2021
	%	First call date	£m	£m
Santander UK plc issued:
– £300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	—	235
			—	235